Provision for de-characterization of dam structures and asset retirement obligations	6 Months Ended
Jun. 30, 2024
Provision For De-characterization Of Dam Structures And Asset Retirement Obligations
Provision for de-characterization of dam structures and asset retirement obligations

25. Provision for de-characterization of dam structures and asset retirement obligations

The Company is subject to local laws and regulations, that requires the decommissioning of the assets that Vale operates at the end of their useful lives, therefore, expenses for demobilization occur predominantly after the end of operational activities. These obligations are regulated in Brazil by the ANM at the federal level and by environmental agencies at the state level. Among the requirements, the decommissioning plans must consider the physical, chemical and biological stability of the areas and post-closure actions for the period necessary to verify the effectiveness of the decommissioning. These obligations are accrued and are subject to critical estimates and assumptions applied to the measurement of costs by the Company. Depending on the geotechnical characteristics of the structures, the Company is required to de-characterize the structures, as shown in item a) below.

Laws and regulations related to dam safety

In December 2023, the government of Minas Gerais published decree No. 48,747, which regulates the measurement and execution of environmental guarantees individually for each dam, based on the reservoir area, classification and purpose of the dam, and estimated de-characterization costs and should be kept throughout the useful life of the dam, from its startup phase until the de-characterization and socio-environmental recovery. The guarantee may be a cash deposit, bank deposit certificate, bank guarantee or insurance.

In June 2024, the government of Minas Gerais published decree No. 48,848, which amended Decree No. 48.747 and included property mortgage and property fiduciary lien as new modalities for environmental guarantees. The guarantees shall be presented up to 3 years, with half of the amount in 2024 and the remaining amount split between 2025 and 2026.

The value of the guarantees is estimated at US$324 (R$1.8 billion), for which the Company intends to meet by providing property mortgage and property fiduciary lien, financial guarantees or insurance. Vale expects that the financial costs to be incurred will be immaterial.

a) De-characterization of upstream geotechnical structures

As a result of the Brumadinho dam failure (note 23) and, in compliance with laws and regulations, the Company has decided to speed up the plan to “de-characterize” of all its dams and dikes, located in Brazil. The Company also operates tailings dams in Canada, including upstream compacted dams. However, the Company decided that these dams will be decommissioned using other methods, thus, the provision to carry out the decommissioning of dams in Canada is recognized as “Obligations for decommissioning assets and environmental obligations”, as presented in item (b) below.

These structures are in different stages of maturity, some of them still in the conceptual engineering phase, for which the estimate of expenditures includes in its methodology a high degree of uncertainty in the definition of the total cost of the project in accordance with best market practices.

Changes in the provisions are as follows:

Total
Balance as of December 31, 2023	3,451
Revision to estimates	(131)
Disbursements	(251)
Monetary and present value adjustments	91
Translation adjustment	(422)
Balance as of June 30, 2024	2,738

The cash flow for de-characterization projects are estimated for a period up to 15 years and were discounted to present value at an annual rate in real terms, which increased from 5.41% to 6.45%.

Operational stoppage and idle capacity

The Company has suspended some operations due to judicial decisions or technical analysis performed by Vale on its geotechnical structures located in Brazil. The Company has been recording losses in relation to the operational stoppage and idle capacity of the Iron Ore Solutions segment in the amounts of US$36 and US$79 for the three and six-month period ended June 30, 2024, respectively (2023: US$50 and US$124, respectively). The Company is working on legal and technical measures to resume all operations.

b) Asset retirement obligations and environmental obligations

	Liability			Discount rate		Cash flow maturity
	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023
Liability by geographical area
Brazil	1,914	2,415	6.41%	5.47%	2132	2132
Canada	1,529	1,592	1.47%	1.30%	2150	2150
Oman	159	158	3.46%	3.19%	2035	2035
Other regions	100	114	2.43%	2.04%	-	-
	3,702	4,279
Operating plants	2,869	3,155
Closed plants	833	1,124
	3,702	4,279

Provision changes during the period

	Asset retirement obligations	Environmental obligations	Total
Balance as of December 31, 2023	3,779	500	4,279
Disbursements	(85)	(36)	(121)
Revision to estimates	(201)	17	(184)
Monetary and present value adjustments	65	12	77
Translation adjustment	(294)	(55)	(349)
Balance as of June 30, 2024	3,264	438	3,702

Financial guarantees

The Company has guarantees issued by financial institutions in the amount of US$821 as of June 30, 2024 (December 31, 2023: US$910), in connection with the asset retirement obligations for its Energy Transition Metals operations.